Business Combination	6 Months Ended
Feb. 28, 2026
Business Combination
Business Combination

4. Business Combinations

Acquisition of NVG

During the six-month period ended February 28, 2026, the Company did not identify any measurement period adjustments related to the acquisition of NVG. Accounting for the business combination remains unchanged from August 31, 2025.

Acquisition of Liquid Retailers, LLC

On December 1, 2025, the Company acquired certain operating assets and assumed certain liabilities of Liquid Retailers, LLC (“Liquid Retailers”), a Florida-based specialty watersports retailer operating under the name Liquid Surf & Sail. The acquisition was accounted for as a business combination in accordance with IFRS 3, Business Combinations.

The acquisition supports the Company’s strategy to expand its retail footprint and enhance its watersports product offering in the Florida market.

Consideration Transferred

Total consideration transferred amounted to nil since the acquisition consisted primarily of the assumption of liabilities at fair value.

Purchase Price Allocation

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date:

Fair Value
Item	$
Cash acquired	27,616
Inventories	144,483
Trade and other payables	(129,395)
Advances from related parties	(75,000)
Long-term debt	(158,639)
Net identifiable assets (liabilities)	(190,935)

The reconciliation to the consideration transferred is as follows:

$
Net identifiable assets (liabilities)	(190,935)
Goodwill arising on acquisition	190,935
Total consideration transferred	—

Goodwill

Goodwill of $190,935 arising from the acquisition is attributable primarily to expected synergies from the integration of the acquired operations, the assembled workforce, and the strategic benefits of expanding the Company’s watersports retail platform.

No separately identifiable intangible assets were recognized as part of the acquisition.

Contribution to Results

From the acquisition date to February 28, 2026, the acquired business contributed revenues of $1,321,933 and a net loss of $178,883 to the Company’s consolidated results.

Pro Forma Information

Given the immaterial nature of the acquisition, pro forma revenue and earnings of the combined entity as if the acquisition had occurred at the beginning of the reporting period have not been presented.